Offerings - Offering: 1	Jan. 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 182,790,754.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,243.40
Offering Note	Calculated as the aggregate maximum purchase price for Shares that could be purchased, based upon the net asset value of Coatue Innovative Strategies Fund as of December 31, 2025.